INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

24. INCOME TAXES

(a) Income tax expense

Income tax expense included in the consolidated statements of operations and comprehensive income (loss) is as follows:

	2022	2021

Current income tax expense	$1,144	$27
Deferred income tax expense (recovery)	3,440	412
Total income tax expense (recovery)	$4,584	$439

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense recognized in the year is as follows:

	2022	2021

Net income (loss) before income taxes	$7,680	$(1,618)
Net loss from discontinued operations before income taxes	-	-
Net income (loss) before income taxes	$7,680	$(1,618)

Combined statutory tax rate	27.00%	27.00%

Income tax expense (recovery) at the Canadian statutory rate	2,074	(437)

Reconciling items:
Effect of difference in foreign tax rates	326	11
Non-deductible/non-taxable items	1,205	675
Change in unrecognized deductible temporary differences	1,169	122
Impact of foreign exchange	(351)	75
Special mining duties	385	17
Revisions to estimates	(215)	313
Share issue costs	(3)	(249)
Other items	(6)	(88)

Income tax expense (recovery) recognized in the year	$4,584	$439

The Company recognized a non-cash expense of $408 for the year ended December 31, 2022 (2021 – expense of $Nil; 2020 – recovery of $164) related to the deferred tax impact of the special mining duty.

	December 31,	December 31,
	2022	2021

Deferred income tax assets	$1,426	$4,341
Deferred income tax liabilities	(6,647)	(6,122)

	$(5,221)	$(1,781)

The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	December 31, 2022	December 31, 2021

Reclamation provision	$167	$272
Non-capital losses	-	3,525
Other deductible temporary differences	1,259	543
Exploration and evaluation assets	(3,310)	(3,326)
Plant, equipment and mining properties	(3,337)	(2,795)

Net deferred income tax liabilities	$(5,221)	$(1,781)

The net deferred tax liability presented in these consolidated financial statements is due to the difference in the carrying amounts and tax bases of the Mexican plant, equipment and mining properties which were acquired in the purchase of Avino Mexico. The carrying values of the Mexican plant, equipment and mining properties includes an estimated fair value adjustment recorded upon the July 17, 2006, acquisition of control of Avino Mexico that was based on a share exchange, while the tax bases of these assets are historical undeducted tax amounts that were nil on acquisition. The deferred tax liability is attributable to assets in the tax jurisdiction of Mexico.

(b)Unrecognized deductible temporary differences:

Temporary differences and tax losses arising in Canada have not been recognized as deferred income tax assets due to the fact that management has determined it is not probable that sufficient future taxable profits will be earned in Canada to recover such assets. Unrecognized deductible temporary differences are summarized as follows:

	December 31, 2022	December 31, 2021

Tax losses carried forward - Canada	$20,370	$17,968
Tax losses carried forward - Mexico	42,575	-
Share issue costs	841	1,478
Plant, equipment and mining properties	411	341
Exploration and evaluation assets	1,156	1,244
Investments	1,289	(15)

Unrecognized deductible temporary differences	$66,642	$21,016

The Company has capital losses of $12,637 carried forward and $7,733 in non-capital tax losses carried forward available to reduce future Canadian taxable income. The capital losses can be carried forward indefinitely until used. The non-capital losses have an expiry date range of 2023 to 2042.

The Company has non-capital tax losses of $42,575 carried forward available to reduce future Mexican taxable income and have an expiry date range of 2023 to 2032.